Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions
Schedule of balances due to related parties
	December 31,	December 31,
	2022	2021
Mr. Hengwei Chen and his affiliates *	$-	$902,141
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	857,746	806,556
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	189,766	138,724
Total	$1,047,512	$1,847,421